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                           CALIFORNIA TAX-EXEMPT FUND
                          CONNECTICUT TAX-EXEMPT FUND
                            FLORIDA TAX-EXEMPT FUND
                         MASSACHUSETTS TAX-EXEMPT FUND
                            MICHIGAN TAX-EXEMPT FUND
                           NEW JERSEY TAX-EXEMPT FUND
                              OHIO TAX-EXEMPT FUND
                          PENNSYLVANIA TAX-EXEMPT FUND
                            VIRGINIA TAX-EXEMPT FUND
                            NEW YORK TAX-EXEMPT FUND

                     Supplement Dated April 28, 2005 to the
          Statement of Additional Information Dated September 30, 2004

The second sentence of the second paragraph in the section "How to Buy Shares - Calculation of Net Asset Value," which appears on page 25 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

     ""The cut-off time is 5:00 p.m. Eastern time for the Primary Fund and the U.S. Government Fund, 2:00 p.m. Eastern time for the U.S. Treasury Fund, 12:00 p.m. Eastern time for the Interstate Tax-Exempt Fund and the State Tax-Exempt Funds, and 11:00 a.m. Eastern time for the Municipal Funds."
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                          CALIFORNIA TAX-EXEMPT FUND
                         CONNECTICUT TAX-EXEMPT FUND
                           FLORIDA TAX-EXEMPT FUND
                        MASSACHUSETTS TAX-EXEMPT FUND
                          MICHIGAN TAX-EXEMPT FUND
                         NEW JERSEY TAX-EXEMPT FUND
                            OHIO TAX-EXEMPT FUND
                        PENNSYLVANIA TAX-EXEMPT FUND
                           VIRGINIA TAX-EXEMPT FUND
                           NEW YORK TAX-EXEMPT FUND

                  Supplement Dated April 28, 2005 to the
                   Prospectus Dated September 30, 2004

The second sentence of the second paragraph in the section "How to Buy Shares - How Fund Shares are Priced," which appears on page 20 of the Prospectus, is amended by deleting the sentence and replacing it with the following:

     "The cut-off time is 5:00 p.m. Eastern time for the Primary Fund and the U.S. Government Fund, 2:00 p.m. Eastern time for the U.S. Treasury Fund, 12:00 p.m. Eastern time for the Interstate Tax-Exempt Fund and the State Tax-Exempt Funds, and 11:00 a.m. Eastern time for the Municipal Funds."